CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 4,601	$ 5,017
Restricted cash	690	837
Trade receivables, net	656	623
Financing receivables, net	18,939	18,662
Inventories, net	6,965	5,609
Property, plant and equipment, net	6,794	6,397
Investments in unconsolidated subsidiaries and affiliates	532	487
Equipment under operating leases	1,928	1,907
Goodwill	2,463	2,449
Other intangible assets, net	776	787
Deferred tax assets	1,000	937
Derivative assets	88	95
Other assets	1,832	1,740
Total Assets	47,264	45,547
LIABILITIES AND EQUITY
Debt	25,474	25,276
Trade payables	6,129	5,185
Deferred tax liabilities	98	84
Pension, postretirement and other postemployment benefits	2,328	2,276
Derivative liabilities	94	249
Other liabilities	8,661	8,005
Total Liabilities	42,784	41,075
Redeemable noncontrolling interest	23	21
Common shares, €0.01, par value; outstanding 1,364,122,455 common shares and 396,237,285 special voting shares at 06/30/2017; and outstanding 1,361,630,903 common shares and 412,268,203 special voting shares at 12/31/2016	25	25
Treasury stock, at cost; 9,674 common shares at 6/30/2017 and 1,278,708 common shares at 12/31/2016		(9)
Additional paid in capital	4,413	4,408
Retained earnings	1,914	1,787
Accumulated other comprehensive loss	(1,902)	(1,767)
Noncontrolling interests	7	7
Total Equity	4,457	4,451
Total Liabilities and Equity	$ 47,264	$ 45,547